BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 15:-	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

	Year ended December 31,
	2009	2010	2011

Numerator:

Net income (loss) attributed to Audiocodes shareholders	$(2,822)	$12,126	$7,164

Denominator:

Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	40,207,923	40,559,759	41,437,927
Effect of dilutive securities:
Employee stock options and ESPP	*) -	401,240	497,170
Senior convertible notes	*) -	*) -	*) -

Denominator for diluted net earnings per share - adjusted weighted average number of shares	40,207,923	40,960,999	41,935,097

*)    Antidilutive.